================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837
                  ---------------------------------------------

                          THE SELECT SECTOR SPDR TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               ONE LINCOLN STREET

                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

  (Name and Address of Agent for Service)                 Copy to:

Ryan M. Louvar, Esq.                                    Stuart Strauss, Esq.
Vice President and Senior Counsel                       Clifford Chance US LLP
State Street Bank and Trust Company                     31 West 52nd Street
CHP/0326                                                New York, New York 10019
One Lincoln Street
Boston, MA 02111


Registrant's telephone number, including area code:  (303) 623-2577
                                                     --------------

Date of fiscal year end:  September 30, 2009

Date of reporting period:  December 31, 2008

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 1.8%

Goodyear Tire & Rubber Co.
  (a)(b)....................         243,760   $  1,455,247
Johnson Controls, Inc. .....         603,036     10,951,134
                                               ------------
                                                 12,406,381
                                               ------------
AUTOMOBILES -- 1.7%
Ford Motor Co. (a)(b).......       2,415,458      5,531,399
General Motors Corp. (b)....         617,864      1,977,164
Harley-Davidson, Inc. (b)...         238,335      4,044,545
                                               ------------
                                                 11,553,108
                                               ------------
DISTRIBUTORS -- 0.9%
Genuine Parts Co. ..........         162,036      6,134,683
                                               ------------

DIVERSIFIED CONSUMER SERVICES -- 2.4%

Apollo Group, Inc. (Class A)
  (a).......................         108,075      8,280,707
H&R Block, Inc. ............         343,295      7,799,662
                                               ------------
                                                 16,080,369
                                               ------------
HOTELS RESTAURANTS & LEISURE -- 18.4%
Carnival Corp. .............         442,246     10,755,423
Darden Restaurants, Inc.
  (b).......................         142,187      4,006,830
International Game
  Technology (b)............         300,222      3,569,640
Marriott International, Inc.
  (Class A) (b).............         299,188      5,819,207
McDonald's Corp. ...........       1,131,954     70,396,218
Starbucks Corp. (a).........         746,155      7,058,626
Starwood Hotels & Resorts
  Worldwide, Inc. (b).......         186,037      3,330,062
Wyndham Worldwide Corp.
  (b).......................         179,509      1,175,784
Wynn Resorts, Ltd. (a)(b)...          62,109      2,624,726
Yum! Brands, Inc. ..........         469,891     14,801,566
                                               ------------
                                                123,538,082
                                               ------------
HOUSEHOLD DURABLES -- 4.6%
Black & Decker Corp. (b)....          60,657      2,536,069
Centex Corp. (b)............         124,908      1,329,021
D.R. Horton, Inc. (b).......         278,602      1,969,716
Fortune Brands, Inc. (b)....         151,747      6,264,116
Harman International
  Industries, Inc. (b)......          59,191        990,265
KB HOME (b).................          76,556      1,042,693
Leggett & Platt, Inc. (b)...         158,841      2,412,795
Lennar Corp. (Class A) (b)..         142,944      1,239,325
Newell Rubbermaid, Inc. ....         281,006      2,748,239
Pulte Homes, Inc. (b).......         216,277      2,363,908
Snap-on, Inc. (b)...........          58,086      2,287,427
The Stanley Works...........          79,599      2,714,326
Whirlpool Corp. (b).........          74,697      3,088,721
                                               ------------
                                                 30,986,621
                                               ------------
INTERNET & CATALOG RETAIL -- 2.8%

Amazon.com, Inc. (a)(b).....         326,330     16,734,202
Expedia, Inc. (a)...........         211,661      1,744,087
                                               ------------
                                                 18,478,289
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%

Eastman Kodak Co. (b).......         271,783      1,788,332
Hasbro, Inc. (b)............         125,867      3,671,540
Mattel, Inc. (b)............         365,049      5,840,784
                                               ------------
                                                 11,300,656
                                               ------------

MEDIA -- 30.7%
CBS Corp. (Class B).........         688,202      5,636,374
Comcast Corp. (Class A).....       2,925,570     49,383,622
DIRECTV Group, Inc. (a)(b)..         554,309     12,699,219
Gannett Co., Inc. (b).......         230,910      1,847,280
Interpublic Group of Cos.,
  Inc. (a)(b)...............         484,017      1,916,707
McGraw-Hill Cos., Inc. .....         319,444      7,407,906
Meredith Corp. (b)..........          36,844        630,769
New York Times Co. (Class A)
  (b).......................         117,897        864,185
News Corp. (Class A)........       2,334,063     21,216,633
Omnicom Group, Inc. ........         315,996      8,506,612
Scripps Networks Interactive
  (Class A) (b).............          91,011      2,002,242
The Walt Disney Co. ........       1,880,517     42,668,931
Time Warner, Inc. (b).......       3,640,777     36,626,217
Viacom, Inc. (Class B)
  (a)(b)....................         623,275     11,879,622
Washington Post Co. (Class
  B) (b)....................           6,096      2,378,964
                                               ------------
                                                205,665,283
                                               ------------
MULTILINE RETAIL -- 8.3%

Big Lots, Inc. (a)(b).......          82,978      1,202,351
Family Dollar Stores,
  Inc. .....................         141,425      3,686,950
J.C. Penney Co., Inc. (b)...         224,788      4,428,324
Kohl's Corp. (a)(b).........         309,252     11,194,922
Macy's, Inc. ...............         426,430      4,413,551
Nordstrom, Inc. (b).........         161,393      2,148,141
Sears Holdings Corp.
  (a)(b)....................          56,498      2,196,077
Target Corp. ...............         763,929     26,378,468
                                               ------------
                                                 55,648,784
                                               ------------
SPECIALTY RETAIL -- 21.2%

Abercrombie & Fitch Co.
  (Class A) (b).............          88,084      2,032,098
AutoNation, Inc. (a)(b).....         109,095      1,077,859
AutoZone, Inc. (a)(b).......          38,719      5,400,139
Bed Bath & Beyond, Inc.
  (a)(b)....................         263,622      6,701,271
Best Buy Co., Inc. (b)......         341,901      9,610,837
GameStop Corp. (Class A)
  (a)(b)....................         165,641      3,587,784
Gap, Inc. ..................         475,404      6,365,660
Home Depot, Inc. ...........       1,721,018     39,617,834
Limited Brands, Inc. .......         275,682      2,767,847
Lowe's Cos., Inc. ..........       1,487,551     32,012,098
Office Depot, Inc. (a)......         278,060        828,619
RadioShack Corp. (b)........         127,403      1,521,192
Sherwin-Williams Co. (b)....          99,934      5,971,057
Staples, Inc. (b)...........         723,869     12,971,732
Tiffany & Co. (b)...........         125,693      2,970,126
TJX Cos., Inc. .............         422,741      8,695,782
                                               ------------
                                                142,131,935
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 5.3%

Coach, Inc. (a)(b)..........         332,481      6,905,630
Jones Apparel Group, Inc.
  (b).......................          84,454        494,901
NIKE, Inc. (Class B) (b)....         398,176     20,306,976
Polo Ralph Lauren Corp.
  (b).......................          57,553      2,613,482
V.F. Corp. .................          89,299      4,890,906
                                               ------------
                                                 35,211,895
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $1,109,011,204).....                    669,136,086
                                               ------------


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
SHORT TERM INVESTMENTS -- 12.2%
MONEY MARKET FUNDS -- 12.2%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      82,084,517   $ 82,084,517
STIC Prime Portfolio........             100            100
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $82,084,617)........                     82,084,617
                                               ------------
TOTAL INVESTMENTS -- 112.0%
  (Cost $1,191,095,821).....                    751,220,703
OTHER ASSETS AND
  LIABILITIES  -- (12.0)%...                    (80,666,815)
                                               ------------
NET ASSETS -- 100.0%........                   $670,553,888
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES          VALUE
--------------------            -----------   --------------
COMMON STOCKS -- 99.5%
BEVERAGES -- 13.4%

Brown-Forman Corp. (Class B)
  (a).......................        317,541   $   16,350,186
Coca-Cola Co. ..............      2,599,027      117,657,952
Coca-Cola Enterprises,
  Inc. .....................      1,028,575       12,373,757
Constellation Brands, Inc.
  (Class A) (b).............        655,988       10,344,931
Dr. Pepper Snapple Group,
  Inc. (b)..................        566,480        9,205,300
Molson Coors Brewing Co.
  (Class B) (a).............        561,102       27,449,110
Pepsi Bottling Group,
  Inc. .....................        506,508       11,401,495
PepsiCo, Inc. ..............      1,737,781       95,178,266
                                              --------------
                                                 299,960,997
                                              --------------
FOOD & STAPLES RETAILING -- 27.6%

Costco Wholesale Corp. .....      1,068,037       56,071,943
CVS Caremark Corp. .........      3,585,338      103,042,614
Kroger Co. .................      1,733,604       45,784,482
Safeway, Inc. (a)...........      1,188,229       28,244,203
SUPERVALU, Inc. ............        753,703       11,004,064
Sysco Corp. ................      1,513,206       34,712,946
Wal-Mart Stores, Inc. ......      4,981,157      279,243,661
Walgreen Co. ...............      2,340,138       57,731,204
Whole Foods Market, Inc. ...        313,367        2,958,184
                                              --------------
                                                 618,793,301
                                              --------------
FOOD PRODUCTS -- 16.4%
Archer-Daniels-Midland Co.
  (a).......................      1,656,685       47,762,229
Campbell Soup Co. (a).......        672,074       20,168,941
ConAgra Foods, Inc. ........      1,244,037       20,526,610
Dean Foods Co. (a)(b).......        340,105        6,111,687
General Mills, Inc. ........        854,433       51,906,805
H.J. Heinz Co. (a)..........        858,596       32,283,210
Hershey Co. (a).............        465,952       16,187,172
Kellogg Co. ................        689,798       30,247,642
Kraft Foods, Inc. (Class
  A)........................      3,266,168       87,696,611
McCormick & Co., Inc. (a)...        472,904       15,066,721
Sara Lee Corp. .............      1,864,108       18,249,617
The J.M. Smucker Co. .......        263,455       11,423,409
Tyson Foods, Inc. (Class A)
  (a).......................      1,074,885        9,415,993
                                              --------------
                                                 367,046,647
                                              --------------

HOUSEHOLD PRODUCTS -- 25.4%
Clorox Co. .................        402,592       22,368,011
Colgate-Palmolive Co. (a)...      1,227,566       84,137,374
Kimberly-Clark Corp. .......      1,007,090       53,113,927
Procter & Gamble Co. (a)....      6,651,472      411,193,998
                                              --------------
                                                 570,813,310
                                              --------------
PERSONAL PRODUCTS -- 1.6%
Avon Products, Inc. ........      1,135,653       27,289,742
Estee Lauder Cos., Inc.
  (Class A) (a).............        256,524        7,941,983
                                              --------------
                                                  35,231,725
                                              --------------
TOBACCO -- 15.1%
Altria Group, Inc. .........      4,600,192       69,278,892
Lorillard, Inc. ............        373,637       21,054,445
Philip Morris International,
  Inc. .....................      4,502,052      195,884,282
Reynolds American, Inc. ....        497,432       20,051,484
UST, Inc. ..................        459,311       31,866,997
                                              --------------
                                                 338,136,100
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $2,798,045,162).....                   2,229,982,080
                                              --------------

SHORT TERM INVESTMENTS -- 5.0%
MONEY MARKET FUNDS -- 5.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........    110,066,113      110,066,113
STIC Prime Portfolio........      2,294,499        2,294,499
                                              --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $112,360,612).......                     112,360,612
                                              --------------
TOTAL INVESTMENTS -- 104.5%
  (Cost $2,910,405,774).....                   2,342,342,692
OTHER ASSETS AND LIABILITIES
  -- (4.5)%.................                    (100,898,546)
                                              --------------
NET ASSETS -- 100.0%........                  $2,241,444,146
                                              ==============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.8%
ENERGY EQUIPMENT & SERVICES -- 16.2%

Baker Hughes, Inc. (a).....        1,909,274   $   61,230,417
BJ Services Co. (a)........        2,968,508       34,642,488
Cameron International Corp.
  (a)(b)...................        1,871,023       38,355,971
ENSCO International,
  Inc. ....................        1,291,440       36,663,982
Halliburton Co. ...........        4,872,465       88,581,414
Nabors Industries, Ltd.
  (a)(b)...................        2,884,847       34,531,619
National-Oilwell Varco,
  Inc. (b).................        2,559,958       62,565,373
Noble Corp. ...............        1,971,841       43,557,968
Rowan Cos., Inc. (a).......        1,702,211       27,065,155
Schlumberger, Ltd. ........        4,873,205      206,282,768
Smith International,
  Inc. ....................        1,774,189       40,611,186
Weatherford International,
  Ltd. (a)(b)..............        4,772,498       51,638,428
                                               --------------
                                                  725,726,769
                                               --------------


OIL, GAS & CONSUMABLE FUELS -- 82.8%

Anadarko Petroleum Corp. ..        2,446,339       94,306,368
Apache Corp. ..............        1,679,430      125,167,918
Cabot Oil & Gas Corp. .....        1,193,543       31,032,118
Chesapeake Energy Corp.
  (a)......................        3,502,351       56,633,016
Chevron Corp. .............        8,880,909      656,920,839
ConocoPhillips (a).........        6,695,907      346,847,983
CONSOL Energy, Inc. .......        1,444,343       41,279,323
Devon Energy Corp. ........        2,163,947      142,192,957
El Paso Corp. (a)..........        5,625,130       44,044,768
EOG Resources, Inc. .......        1,344,584       89,522,403
Equitable Resources, Inc.
  (a)......................        1,140,241       38,255,086
Exxon Mobil Corp. .........       12,776,373    1,019,937,857
Hess Corp. (a).............        1,563,038       83,841,358
Marathon Oil Corp. ........        3,722,854      101,857,285
Massey Energy Co. .........        1,787,955       24,655,899
Murphy Oil Corp. ..........        1,233,999       54,727,856
Noble Energy, Inc. (a).....        1,127,819       55,511,251
Occidental Petroleum Corp.
  (a)......................        3,536,904      212,178,871
Peabody Energy Corp. ......        1,988,407       45,236,259
Pioneer Natural Resources
  Co. (a)..................        1,769,270       28,626,789
Range Resources Corp. .....        1,231,527       42,352,213
Southwestern Energy Co.
  (a)(b)...................        2,110,912       61,153,121
Spectra Energy Corp. (a)...        3,836,331       60,383,850
Sunoco, Inc. (a)...........          938,644       40,793,468
Tesoro Corp. (a)...........        2,072,000       27,288,240
Valero Energy Corp. .......        3,094,473       66,964,396
Williams Cos., Inc. (a)....        3,808,386       55,145,429
XTO Energy, Inc. ..........        2,986,552      105,335,689
                                               --------------
                                                3,752,192,610
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $6,902,825,628)....                     4,477,919,379
                                               --------------

SHORT TERM INVESTMENTS -- 3.0%
MONEY MARKET FUNDS -- 3.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      129,381,732      129,381,732
STIC Prime Portfolio.......        4,493,372        4,493,372
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $133,875,104)......                       133,875,104
                                               --------------
TOTAL INVESTMENTS -- 102.8%
  (Cost $7,036,700,732)....                     4,611,794,483
OTHER ASSETS AND
  LIABILITIES -- (2.8)%....                      (127,394,851)
                                               --------------
NET ASSETS -- 100.0%.......                    $4,484,399,632
                                               ==============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.7%
CAPITAL MARKETS -- 17.7%

American Capital Ltd. (a)..        1,534,064   $    4,970,367
Ameriprise Financial,
  Inc. ....................        1,608,763       37,580,704
Bank of New York Mellon
  Corp. ...................        8,522,868      241,452,850
Charles Schwab Corp. ......        6,949,503      112,373,464
E*TRADE Financial Corp.
  (a)(b)...................        4,166,219        4,791,152
Federated Investors, Inc.
  (Class B)................          657,020       11,143,059
Franklin Resources, Inc.
  (a)......................        1,123,292       71,643,564
Goldman Sachs Group,
  Inc. ....................        3,284,113      277,146,296
Invesco Ltd. (a)...........        2,859,321       41,288,595
Janus Capital Group, Inc.
  (a)......................        1,171,438        9,406,647
Legg Mason, Inc. (a).......        1,054,283       23,099,341
Merrill Lynch & Co.,
  Inc. ....................       11,891,786      138,420,389
Morgan Stanley.............        7,887,633      126,517,633
Northern Trust Corp. (a)...        1,656,387       86,364,018
State Street Corp. (c).....        3,208,139      126,176,107
T. Rowe Price Group, Inc.
  (a)......................        1,919,110       68,013,258
                                               --------------
                                                1,380,387,444
                                               --------------
COMMERCIAL BANKS -- 23.6%

BB&T Corp. (a).............        4,103,417      112,679,831
Comerica, Inc. (a).........        1,117,882       22,189,958
Fifth Third Bancorp (a)....        4,289,447       35,430,832
First Horizon National
  Corp. (a)................        1,523,246       16,100,708
Huntington Bancshares, Inc.
  (a)......................        2,715,612       20,801,588
KeyCorp....................        3,676,695       31,325,442
M & T Bank Corp. (a).......          573,566       32,928,424
Marshall & Ilsley Corp.
  (a)......................        1,933,439       26,372,108
National City Corp. (a)....       15,123,840       27,374,150
PNC Financial Services
  Group, Inc. (a)..........        2,585,555      126,692,195
Regions Financial Corp.
  (a)......................        5,139,358       40,909,290
SunTrust Banks, Inc. (a)...        2,630,132       77,694,099
U.S. Bancorp (a)...........       13,031,021      325,905,835
Wachovia Corp. ............       16,050,465       88,919,576
Wells Fargo & Co. (a)......       28,145,861      829,739,982
Zions Bancorp (a)..........          855,491       20,968,085
                                               --------------
                                                1,836,032,103
                                               --------------
CONSUMER FINANCE -- 4.1%

American Express Co. (a)...        8,614,624      159,801,275
Capital One Financial Corp.
  (a)......................        2,908,831       92,762,621
Discover Financial Services
  (a)......................        3,564,586       33,970,504
SLM Corp. (a)(b)...........        3,470,901       30,891,019
                                               --------------
                                                  317,425,419
                                               --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.3%

Bank of America Corp. .....       37,265,076      524,692,270
CIT Group, Inc. (a)........        2,681,194       12,172,621
Citigroup, Inc. ...........       40,473,434      271,576,742
CME Group, Inc. (a)........          497,532      103,541,385
IntercontinentalExchange,
  Inc. (a)(b)..............          536,668       44,242,910
JPMorgan Chase & Co. ......       27,719,689      874,001,794
Leucadia National Corp.
  (a)(b)...................        1,314,684       26,030,743
Moody's Corp. (a)..........        1,442,870       28,987,258
NYSE Euronext (a)..........        1,968,182       53,888,823
The Nasdaq OMX Group, Inc.
  (a)(b)...................        1,009,705       24,949,811
                                               --------------
                                                1,964,084,357
                                               --------------

INSURANCE -- 20.1%

AFLAC, Inc. ...............        3,462,027      158,699,318
Allstate Corp. (a).........        3,980,699      130,407,699
American International
  Group, Inc. (a)..........       19,972,096       31,356,191
Aon Corp. .................        2,003,597       91,524,311
Assurant, Inc. ............          872,677       26,180,310
Chubb Corp. ...............        2,641,838      134,733,738
Cincinnati Financial Corp.
  (a)......................        1,206,242       35,065,455
Genworth Financial, Inc.
  (Class A) (a)............        3,213,255        9,093,512
Hartford Financial Services
  Group, Inc. .............        2,237,714       36,743,264
Lincoln National Corp.
  (a)......................        1,900,722       35,809,602
Loews Corp. ...............        2,688,294       75,944,305
Marsh & McLennan Cos.,
  Inc. ....................        3,818,135       92,666,136
MBIA, Inc. (a)(b)..........        1,396,025        5,681,822
MetLife, Inc. (a)..........        5,893,883      205,460,761
Principal Financial Group,
  Inc. (a).................        1,926,463       43,480,270
Progressive Corp. (a)......        5,018,083       74,317,809
Prudential Financial, Inc.
  (a)......................        3,149,166       95,293,763
Torchmark Corp. (a)........          631,647       28,234,621
Travelers Cos., Inc. ......        4,341,395      196,231,054
Unum Group.................        2,459,540       45,747,444
XL Capital, Ltd. (Class A)
  (a)......................        2,454,115        9,080,226
                                               --------------
                                                1,561,751,611
                                               --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 7.3%

Apartment Investment &
  Management Co. (Class A)
  (a)......................          749,943        8,661,842
AvalonBay Communities, Inc.
  (a)......................          572,890       34,705,676
Boston Properties, Inc.
  (a)......................          897,451       49,359,805
Developers Diversified
  Realty Corp. (a).........          892,145        4,353,668
Equity Residential
  Properties Trust (a).....        2,020,414       60,248,745
HCP, Inc. (a)..............        1,876,758       52,117,570
Host Hotels & Resorts, Inc.
  (a)......................        3,881,454       29,382,607
Kimco Realty Corp. (a).....        1,701,081       31,095,761
Plum Creek Timber Co., Inc.
  (a)......................        1,238,795       43,035,738
ProLogis (a)...............        1,973,377       27,410,206
Public Storage, Inc. (a)...          931,061       74,019,349
Simon Property Group, Inc.
  (a)......................        1,677,289       89,114,365
Vornado Realty Trust (a)...        1,020,451       61,584,218
                                               --------------
                                                  565,089,550
                                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%

CB Richard Ellis Group,
  Inc. (Class A) (a)(b)....        1,651,243        7,133,370
                                               --------------

THRIFTS & MORTGAGE FINANCE -- 1.5%

Hudson City Bancorp,
  Inc. ....................        3,871,610       61,790,896
People's United Financial,
  Inc. (a).................        2,583,249       46,059,330
Sovereign Bancorp, Inc.
  (a)(b)...................        4,038,732       12,035,421
                                               --------------
                                                  119,885,647
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $10,262,456,843)...                     7,751,789,501
                                               --------------

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
SHORT TERM INVESTMENTS -- 10.3%
MONEY MARKET FUNDS -- 10.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e).........      793,680,670   $  793,680,670
STIC Prime Portfolio.......        6,973,738        6,973,738
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $800,654,408)......                       800,654,408
                                               --------------
TOTAL INVESTMENTS -- 110.0%
  (Cost $11,063,111,251)..                      8,552,443,909
OTHER ASSETS AND
  LIABILITIES -- (10.0)%...                      (774,361,377)
                                               --------------
NET ASSETS -- 100.0%.......                    $7,778,082,532
                                               ==============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) Non-income producing security.
(c) Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(d) Affiliated Fund managed by SSgA Funds Management, Inc.
(e) Investments of cash collateral for securities loaned.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.7%
BIOTECHNOLOGY -- 14.8%

Amgen, Inc. (a)............        1,884,346   $  108,820,982
Biogen Idec, Inc. (a)......          530,488       25,267,143
Celgene Corp. (a)..........          814,901       45,047,727
Cephalon, Inc. (a)(b)......          121,705        9,376,153
Genzyme Corp. (a)..........          493,274       32,738,595
Gilead Sciences, Inc.
  (a)(b)...................        1,636,004       83,665,245
                                               --------------
                                                  304,915,845
                                               --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 14.9%

Baxter International,
  Inc. ....................        1,119,381       59,987,628
Becton, Dickinson & Co. ...          443,851       30,354,970
Boston Scientific Corp.
  (a)......................        2,695,645       20,864,292
C.R. Bard, Inc. ...........          187,872       15,830,095
Covidien, Ltd. ............          895,598       32,456,472
DENTSPLY International,
  Inc. (b).................          262,915        7,424,720
Hospira, Inc. (a)..........          283,879        7,613,635
Intuitive Surgical, Inc.
  (a)(b)...................           69,558        8,833,170
Medtronic, Inc. ...........        1,997,977       62,776,437
St. Jude Medical, Inc.
  (a)......................          628,114       20,702,637
Stryker Corp. (b)..........          437,924       17,495,064
Varian Medical Systems,
  Inc. (a)(b)..............          219,987        7,708,344
Zimmer Holdings, Inc. (a)..          404,397       16,345,727
                                               --------------
                                                  308,393,191
                                               --------------
HEALTH CARE PROVIDERS & SERVICES -- 14.6%

Aetna, Inc. ...............          842,313       24,005,920
AmerisourceBergen Corp. ...          289,946       10,339,474
Cardinal Health, Inc. .....          645,967       22,266,482
CIGNA Corp. ...............          505,509        8,517,827
Coventry Health Care, Inc.
  (a)......................          263,407        3,919,496
DaVita, Inc. (a)...........          183,792        9,110,569
Express Scripts, Inc. (a)..          463,364       25,475,753
Humana, Inc. (a)...........          322,360       12,017,581
Laboratory Corp. of America
  Holdings (a)(b)..........          192,102       12,373,290
McKesson Corp. ............          505,504       19,578,170
Medco Health Solutions,
  Inc. (a).................          910,949       38,177,873
Patterson Cos., Inc.
  (a)(b)...................          161,250        3,023,438
Quest Diagnostics, Inc.
  (b)......................          292,304       15,173,501
Tenet Healthcare Corp.
  (a)(b)...................          768,937          884,278
UnitedHealth Group, Inc. ..        2,165,624       57,605,598
WellPoint, Inc. (a)........          929,393       39,155,327
                                               --------------
                                                  301,624,577
                                               --------------
HEALTH CARE TECHNOLOGY -- 0.2%

IMS Health, Inc. ..........          336,122        5,095,609
                                               --------------

LIFE SCIENCES TOOLS & SERVICES -- 2.3%

Life Technologies Corp.
  (a)......................          303,496        7,074,492
Millipore Corp. (a)(b).....          111,139        5,725,881
PerkinElmer, Inc. .........          209,849        2,919,000
Thermo Electron Corp.
  (a)(b)...................          747,292       25,460,238
Waters Corp. (a)(b)........          175,966        6,449,154
                                               --------------
                                                   47,628,765
                                               --------------

PHARMACEUTICALS -- 52.9%
Abbott Laboratories........        2,338,978      124,831,256
Allergan, Inc. ............          562,121       22,664,719
Bristol-Myers Squibb Co. ..        3,538,615       82,272,799
Eli Lilly & Co. ...........        1,779,383       71,655,753
Forest Laboratories, Inc.
  (a)......................          545,992       13,906,416
Johnson & Johnson..........        4,934,463      295,228,921
King Pharmaceuticals, Inc.
  (a)......................          469,180        4,982,692
Merck & Co., Inc. (b)......        3,760,028      114,304,851
Mylan, Inc. (a)(b).........          542,725        5,367,550
Pfizer, Inc. ..............       11,992,014      212,378,568
Schering-Plough Corp. (b)..        2,922,584       49,771,605
Watson Pharmaceuticals,
  Inc. (a)(b)..............          194,912        5,178,812
Wyeth......................        2,379,568       89,257,596
                                               --------------
                                                1,091,801,538
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $2,858,556,250)....                     2,059,459,525
                                               --------------
SHORT TERM INVESTMENTS -- 6.9%

MONEY MARKET FUNDS -- 6.9%

State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      139,932,353      139,932,353
STIC Prime Portfolio.......        2,408,159        2,408,159
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $142,340,512)......                       142,340,512
                                               --------------
TOTAL INVESTMENTS -- 106.6%
  (Cost $3,000,896,762)...                      2,201,800,037
OTHER ASSETS AND
  LIABILITIES -- (6.6)%....                      (136,534,215)
                                               --------------
NET ASSETS -- 100.0%.......                    $2,065,265,822
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES          VALUE
--------------------            ----------   --------------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 26.0%

Boeing Co. .................       984,630   $   42,014,162
General Dynamics Corp. .....       545,828       31,434,234
Goodrich Corp. .............       243,686        9,021,256
Honeywell International,
  Inc. .....................       985,675       32,359,710
L-3 Communications Holdings,
  Inc. .....................       153,687       11,339,027
Lockheed Martin Corp. ......       453,676       38,145,078
Northrop Grumman Corp. .....       454,465       20,469,103
Precision Castparts Corp. ..       179,360       10,668,333
Raytheon Co. (a)............       582,916       29,752,033
Rockwell Collins, Inc. .....       263,140       10,286,143
United Technologies Corp.
  (a).......................     1,270,447       68,095,959
                                             --------------
                                                303,585,038
                                             --------------
AIR FREIGHT & LOGISTICS -- 10.3%

C.H. Robinson Worldwide,
  Inc. (a)..................       217,710       11,980,581
Expeditors International of
  Washington, Inc. (a)......       272,741        9,074,093
FedEx Corp. ................       429,254       27,536,644
United Parcel Service, Inc.
  (Class B) (a).............     1,303,418       71,896,537
                                             --------------
                                                120,487,855
                                             --------------
AIRLINES -- 0.8%

Southwest Airlines Co. (a)..     1,039,394        8,959,576
                                             --------------
BUILDING PRODUCTS -- 0.5%

Masco Corp. (a).............       515,917        5,742,156
                                             --------------
COMMERCIAL SERVICES & SUPPLIES -- 5.3%

Avery Dennison Corp. .......       169,190        5,537,589
Cintas Corp. (a)............       203,942        4,737,572
Pitney Bowes, Inc. .........       304,021        7,746,455
R.R. Donnelley & Sons Co. ..       381,179        5,176,411
Republic Services, Inc. ....       413,133       10,241,567
Stericycle, Inc. (a)(b).....       110,001        5,728,852
Waste Management, Inc. .....       688,634       22,821,331
                                             --------------
                                                 61,989,777
                                             --------------
CONSTRUCTION & ENGINEERING -- 2.0%

Fluor Corp. ................       339,596       15,237,672
Jacobs Engineering Group,
  Inc. (a)(b)...............       157,707        7,585,707
                                             --------------
                                                 22,823,379
                                             --------------
ELECTRICAL EQUIPMENT -- 4.7%

Cooper Industries, Ltd.
  (Class A) (a).............       298,641        8,729,276
Emerson Electric Co. .......     1,044,798       38,250,055
Rockwell Automation, Inc. ..       235,069        7,578,625
                                             --------------
                                                 54,557,956
                                             --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.5%

FLIR Systems, Inc. (b)......       172,200        5,283,096
                                             --------------
INDUSTRIAL CONGLOMERATES -- 20.0%

3M Co. (a)..................       914,034       52,593,516
General Electric Co. .......    10,004,071      162,065,950
Textron, Inc. ..............       386,254        5,357,343
Tyco International, Ltd.
  (a).......................       608,351       13,140,382
                                             --------------
                                                233,157,191
                                             --------------

MACHINERY -- 16.7%
Caterpillar, Inc. ..........       827,632       36,970,321
Cummins, Inc. ..............       477,754       12,770,364
Danaher Corp. (a)...........       369,436       20,913,772
Deere & Co. (a).............       613,374       23,504,492
Dover Corp. ................       289,595        9,533,467
Eaton Corp. (a).............       259,672       12,908,295
Flowserve Corp. (a).........        72,740        3,746,110
Illinois Tool Works, Inc.
  (a).......................       538,892       18,888,165
Ingersoll-Rand Co., Ltd.
  (Class A).................       476,251        8,262,955
ITT Corp. ..................       283,853       13,054,400
Manitowoc Co., Inc. (a).....       170,695        1,478,219
PACCAR, Inc. (a)............       542,688       15,520,877
Pall Corp. .................       222,531        6,326,556
Parker-Hannifin Corp. ......       261,055       11,105,280
                                             --------------
                                                194,983,273
                                             --------------
PROFESSIONAL SERVICES -- 1.7%

Dun & Bradstreet Corp. .....        69,382        5,356,290
Equifax, Inc. (a)...........       221,111        5,863,864
Monster Worldwide, Inc.
  (a)(b)....................       258,086        3,120,260
Robert Half International,
  Inc. (a)..................       282,231        5,876,049
                                             --------------
                                                 20,216,463
                                             --------------
ROAD & RAIL -- 9.9%

Burlington Northern Santa Fe
  Corp. (a).................       405,565       30,705,326
CSX Corp. ..................       611,804       19,865,276
Norfolk Southern Corp. .....       559,196       26,310,172
Ryder System, Inc. (a)......       129,936        5,038,918
Union Pacific Corp. (a).....       709,062       33,893,164
                                             --------------
                                                115,812,856
                                             --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%

Fastenal Co. (a)............       166,507        5,802,769
W.W. Grainger, Inc. (a).....       109,078        8,599,710
                                             --------------
                                                 14,402,479
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $1,943,443,653).....                  1,162,001,095
                                             --------------
SHORT TERM INVESTMENTS -- 7.1%

MONEY MARKET FUNDS -- 7.1%

State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........    81,064,516       81,064,516
STIC Prime Portfolio........     2,158,406        2,158,406
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $83,222,922)........                     83,222,922
                                             --------------
TOTAL INVESTMENTS -- 106.7%
  (Cost $2,026,666,575).....                  1,245,224,017
OTHER ASSETS AND LIABILITIES
  -- (6.7)%.................                    (78,461,816)
                                             --------------
NET ASSETS -- 100.0%........                 $1,166,762,201
                                             ==============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------              ----------   --------------
COMMON STOCKS -- 99.7%
CHEMICALS -- 59.0%

Air Products & Chemicals,
  Inc. (a)..................         869,022   $   43,685,736
CF Industries Holdings, Inc.
  (a).......................         246,880       12,136,621
Dow Chemical Co. (a)........       3,766,157       56,831,309
Du Pont (E.I.) de Nemours &
  Co. ......................       3,678,794       93,073,488
Eastman Chemical Co. (a)....         319,967       10,146,154
Ecolab, Inc. (a)............         704,378       24,758,887
International Flavors &
  Fragrances, Inc. (a)......         346,044       10,284,428
Monsanto Co. ...............       2,233,928      157,156,835
PPG Industries, Inc. .......         687,550       29,172,746
Praxair, Inc. ..............       1,257,341       74,635,762
Rohm & Haas Co. (a).........         522,499       32,285,213
Sigma-Aldrich Corp. (a).....         528,356       22,317,757
                                               --------------
                                                  566,484,936
                                               --------------
CONSTRUCTION MATERIALS -- 3.3%

Vulcan Materials Co. (a)....         459,464       31,969,505
                                               --------------
CONTAINERS & PACKAGING -- 7.3%

Ball Corp. (a)..............         403,162       16,767,508
Bemis Co., Inc. (a).........         436,268       10,330,826
Owens-Illinois, Inc. (b)....         671,000       18,338,430
Pactiv Corp. (a)(b).........         565,013       14,057,523
Sealed Air Corp. ...........         692,601       10,347,459
                                               --------------
                                                   69,841,746
                                               --------------
METALS & MINING -- 24.2%

AK Steel Holding Corp. .....         538,577        5,019,538
Alcoa, Inc. ................       3,335,125       37,553,507
Allegheny Technologies, Inc.
  (a).......................         422,585       10,788,595
Freeport-McMoRan Copper &
  Gold, Inc. ...............       1,570,036       38,371,680
Newmont Mining Corp.
  (Holding Co.) (a).........       1,852,100       75,380,470
Nucor Corp. (a).............         931,800       43,049,160
Titanium Metals Corp. (a)...         431,534        3,801,815
United States Steel Corp.
  (a).......................         494,176       18,383,347
                                               --------------
                                                  232,348,112
                                               --------------
PAPER & FOREST PRODUCTS -- 5.9%

International Paper Co.
  (a).......................       1,804,601       21,294,292
MeadWestvaco Corp. .........         762,732        8,534,971
Weyerhaeuser Co. (a)........         884,883       27,086,268
                                               --------------
                                                   56,915,531
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $1,606,959,755).....                      957,559,830
                                               --------------

SHORT TERM INVESTMENTS -- 10.5%
MONEY MARKET FUNDS -- 10.5%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........      99,443,506       99,443,506
STIC Prime Portfolio........       1,198,268        1,198,268
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $100,641,774).......                      100,641,774
                                               --------------
TOTAL INVESTMENTS -- 110.2%
  (Cost $1,707,601,529).....                    1,058,201,604
OTHER ASSETS AND
  LIABILITIES -- (10.2)%....                      (97,638,672)
                                               --------------
NET ASSETS -- 100.0%........                   $  960,562,932
                                               ==============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 13.3%

Ciena Corp. (a)(b).........          181,931   $    1,218,938
Cisco Systems, Inc. (a)....        7,185,328      117,120,846
Corning, Inc. .............        1,957,338       18,653,431
Harris Corp. ..............          177,234        6,743,754
JDS Uniphase Corp. (a).....          397,276        1,450,057
Juniper Networks, Inc.
  (a)......................          673,264       11,788,853
Motorola, Inc. ............        2,888,561       12,796,325
QUALCOMM, Inc. ............        2,044,329       73,248,308
Tellabs, Inc. (a)(b).......          594,483        2,449,270
                                               --------------
                                                  245,469,782
                                               --------------
COMPUTERS & PERIPHERALS -- 21.7%

Apple, Inc. (a)(b).........          948,759       80,976,581
Dell, Inc. (a).............        2,165,707       22,176,840
EMC Corp. (a)..............        2,546,592       26,662,818
Hewlett-Packard Co. .......        3,005,556      109,071,627
International Business
  Machines Corp. ..........        1,648,703      138,754,844
Lexmark International, Inc.
  (Class A) (a)(b).........          112,950        3,038,355
NetApp, Inc. (a)(b)........          439,415        6,138,628
QLogic Corp. (a)(b)........          191,007        2,567,134
SanDisk Corp. (a)(b).......          325,393        3,123,773
Sun Microsystems, Inc.
  (a)......................        1,019,231        3,893,462
Teradata Corp. (a).........          246,137        3,650,212
                                               --------------
                                                  400,054,274
                                               --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 19.0%

AT&T, Inc. ................        7,231,828      206,107,098
CenturyTel, Inc. (b).......          139,150        3,802,970
Embarq Corp. ..............          187,099        6,728,080
Frontier Communications
  Corp. (b)................          434,140        3,794,384
Qwest Communications
  International, Inc. (b)..        1,926,427        7,012,194
Verizon Communications,
  Inc. ....................        3,485,850      118,170,315
Windstream Corp. ..........          588,202        5,411,458
                                               --------------
                                                  351,026,499
                                               --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS-- 1.5%
Agilent Technologies, Inc.
  (a)......................          458,525        7,166,746
Amphenol Corp. (Class A)...          234,754        5,629,401
Jabil Circuit, Inc. .......          328,772        2,219,211
Molex, Inc. (b)............          205,428        2,976,652
Tyco Electronics, Ltd. ....          590,260        9,568,114
                                               --------------
                                                   27,560,124
                                               --------------
INTERNET SOFTWARE & SERVICES -- 7.3%

Akamai Technologies, Inc.
  (a)(b)...................          237,642        3,586,018
eBay, Inc. (a).............        1,348,717       18,828,089
Google, Inc. (Class A)
  (a)......................          276,218       84,978,468
VeriSign, Inc. (a)(b)......          261,126        4,982,284
Yahoo!, Inc. (a)...........        1,739,613       21,223,278
                                               --------------
                                                  133,598,137
                                               --------------

IT SERVICES -- 5.4%
Affiliated Computer
  Services, Inc. (Class A)
  (a)......................          129,643        5,957,096
Automatic Data Processing,
  Inc. (b).................          634,669       24,967,878
Cognizant Technology
  Solutions Corp. (Class A)
  (a)......................          382,417        6,906,451
Computer Sciences Corp.
  (a)......................          198,935        6,990,576
Convergys Corp. (a)........          222,330        1,425,135
Fidelity National
  Information Services,
  Inc. ....................          260,817        4,243,492
Fiserv, Inc. (a)...........          209,159        7,607,113
MasterCard, Inc. (Class A)
  (b)......................           91,947       13,141,985
Paychex, Inc. (b)..........          411,599       10,816,822
Total System Services,
  Inc. ....................          273,308        3,826,312
Western Union Co. .........          909,199       13,037,914
                                               --------------
                                                   98,920,774
                                               --------------
OFFICE ELECTRONICS -- 0.5%

Xerox Corp. ...............        1,121,092        8,935,103
                                               --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 10.7%

Advanced Micro Devices,
  Inc. (a)(b)..............          953,719        2,060,033
Altera Corp. ..............          392,327        6,555,784
Analog Devices, Inc. ......          381,343        7,253,144
Applied Materials, Inc.
  (b)......................        1,690,861       17,128,422
Broadcom Corp. (Class A)
  (a)......................          571,715        9,702,004
Intel Corp. (b)............        5,815,238       85,251,389
KLA-Tencor Corp. (b).......          228,402        4,976,880
Linear Technology Corp.
  (b)......................          292,252        6,464,614
LSI Logic Corp. (a)(b).....          930,907        3,062,684
MEMC Electronic Materials,
  Inc. (a)(b)..............          308,694        4,408,150
Microchip Technology, Inc.
  (b)......................          246,940        4,822,738
Micron Technology, Inc.
  (a)(b)...................        1,121,458        2,960,649
National Semiconductor
  Corp. ...................          285,146        2,871,420
Novellus Systems, Inc.
  (a)(b)...................          156,805        1,934,974
NVIDIA Corp. (a)...........          715,177        5,771,478
Teradyne, Inc. (a).........          314,020        1,325,164
Texas Instruments, Inc. ...        1,620,599       25,151,697
Xilinx, Inc. (b)...........          362,386        6,457,719
                                               --------------
                                                  198,158,943
                                               --------------
SOFTWARE -- 19.3%

Adobe Systems, Inc. (a)....          672,759       14,323,039
Autodesk, Inc. (a).........          301,279        5,920,132
BMC Software, Inc. (a)(b)..          246,614        6,636,383
CA, Inc. ..................          507,942        9,412,165
Citrix Systems, Inc. (a)...          241,552        5,693,381
Compuware Corp. (a)........          368,237        2,485,600
Electronic Arts, Inc.
  (a)(b)...................          422,506        6,776,996
Intuit, Inc. (a)...........          411,993        9,801,314
McAfee, Inc. (a)...........          200,418        6,928,450
Microsoft Corp. ...........        9,388,318      182,508,902
Novell, Inc. (a)...........          545,842        2,123,325
Oracle Corp. (a)(b)........        4,807,431       85,235,752
Salesforce.com, Inc.
  (a)(b)...................          142,809        4,571,316
Symantec Corp. (a).........        1,060,413       14,336,784
                                               --------------
                                                  356,753,539
                                               --------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%

American Tower Corp. (Class
  A) (a)(b)................          502,697       14,739,076
Sprint Nextel Corp.
  (a)(b)...................        3,754,111        6,870,023
                                               --------------
                                                   21,609,099
                                               --------------
TOTAL COMMON STOCKS --
  (Cost $3,119,743,215)....                     1,842,086,274
                                               --------------

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES          VALUE
--------------------             -----------   --------------
SHORT TERM INVESTMENTS -- 8.2%

MONEY MARKET FUNDS -- 8.2%

State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d).........      148,831,141   $  148,831,141
STIC Prime Portfolio.......        2,885,812        2,885,812
Federated Prime Obligations
  Fund.....................            3,153            3,153
                                               --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $151,720,106)......                       151,720,106
                                               --------------
TOTAL INVESTMENTS -- 108.1%
  (Cost $3,271,463,321)....                     1,993,806,380

OTHER ASSETS AND
  LIABILITIES -- (8.1)%....                      (148,817,111)
                                               --------------
NET ASSETS -- 100.0%.......                    $1,844,989,269
                                               ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at December 31, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES          VALUE
--------------------            -----------   --------------
COMMON STOCKS -- 99.5%
ELECTRIC UTILITIES -- 58.4%

Allegheny Energy, Inc. (a)..      1,014,023   $   34,334,819
American Electric Power Co.,
  Inc. (a)..................      2,411,320       80,248,730
Duke Energy Corp. ..........      6,942,155      104,201,747
Edison International........      1,946,554       62,523,314
Entergy Corp. ..............      1,126,126       93,614,854
Exelon Corp. ...............      3,913,364      217,622,172
FirstEnergy Corp. ..........      1,813,202       88,085,353
FPL Group, Inc. ............      2,431,110      122,357,766
Pepco Holdings, Inc. .......      1,304,391       23,165,984
Pinnacle West Capital
  Corp. ....................        613,614       19,715,418
PPL Corp. ..................      2,238,967       68,713,897
Progress Energy, Inc. ......      1,575,302       62,775,785
Southern Co. (a)............      4,607,245      170,468,065
                                              --------------
                                               1,147,827,904
                                              --------------
GAS UTILITIES -- 2.2%

Nicor, Inc. (a).............        283,970        9,865,118
Questar Corp. (a)...........      1,038,265       33,940,883
                                              --------------
                                                  43,806,001
                                              --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 3.4%

AES Corp. (b)...............      4,025,241       33,167,986
Constellation Energy Group,
  Inc. (a)..................      1,066,653       26,762,324
Dynegy, Inc. (Class A)
  (a)(b)....................      3,116,741        6,233,482
                                              --------------
                                                  66,163,792
                                              --------------
MULTI-UTILITIES -- 35.5%

Ameren Corp. ...............      1,268,270       42,182,660
CenterPoint Energy, Inc. ...      2,076,163       26,201,177
CMS Energy Corp. (a)........      1,375,103       13,902,291
Consolidated Edison, Inc.
  (a).......................      1,638,802       63,798,562
Dominion Resources, Inc.
  (a).......................      3,457,796      123,927,409
DTE Energy Co. .............        979,957       34,955,066
Integrys Energy Group, Inc.
  (a).......................        463,138       19,905,671
NiSource, Inc. .............      1,656,847       18,175,612
PG&E Corp. .................      2,158,360       83,550,116
Public Service Enterprise
  Group, Inc. ..............      3,010,301       87,810,480
SCANA Corp. ................        697,400       24,827,440
Sempra Energy (a)...........      1,456,964       62,110,375
TECO Energy, Inc. (a).......      1,286,885       15,893,030
Wisconsin Energy Corp. (a)..        695,404       29,193,060
Xcel Energy, Inc. ..........      2,694,066       49,974,924
                                              --------------
                                                 696,407,873
                                              --------------
TOTAL COMMON STOCKS --
  (Cost $2,718,509,291).....                   1,954,205,570
                                              --------------

SHORT TERM INVESTMENTS -- 7.4%
MONEY MARKET FUNDS -- 7.4%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)..........    140,271,030      140,271,030
STIC Prime Portfolio........      4,166,606        4,166,606
                                              --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $144,437,636).......                     144,437,636
                                              --------------
TOTAL INVESTMENTS -- 106.9%
  (Cost $2,862,946,927).....                   2,098,643,206
OTHER ASSETS AND LIABILITIES
  -- (6.9)%.................                    (135,453,120)
                                              --------------
NET ASSETS -- 100.0%........                  $1,963,190,086
                                              ==============




(a) Security, or portion thereof, was on loan at December 31, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES:

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements." This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

- Level 1 -- quoted prices in active markets for identical investments

- Level 2 -- other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds' net assets are computed and that may materially affect the value of the Funds' investments). Examples of events that may be "significant events" are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund's net asset value and the prices used by the Fund's benchmark index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

The following table summarizes the inputs used in valuing the Funds' investments, as of December 31, 2008:

                                                                LEVEL 2 --       LEVEL 3 --
                                             LEVEL 1 --     OTHER SIGNIFICANT    SIGNIFICANT
                                               QUOTED           OBSERVABLE      UNOBSERVABLE
FUND                                           PRICES             INPUTS           INPUTS           TOTAL
----                                       --------------   -----------------   ------------   --------------
Consumer Discretionary Select Sector SPDR
  Fund...................................  $  751,220,703          $--               $--       $  751,220,703
Consumer Staples Select Sector SPDR
  Fund...................................   2,342,342,692           --                --        2,342,342,692
Energy Select Sector SPDR Fund...........   4,611,794,483           --                --        4,611,794,483
Financial Select Sector SPDR Fund........   8,552,443,909           --                --        8,552,443,909
Health Care Select Sector SPDR Fund......   2,201,800,037           --                --        2,201,800,037
Industrial Select Sector SPDR Fund.......   1,245,224,017           --                --        1,245,224,017
Materials Select Sector SPDR Fund........   1,058,201,604           --                --        1,058,201,604
Technology Select Sector SPDR Fund.......   1,993,806,380           --                --        1,993,806,380
Utilities Select Sector SPDR Fund........   2,098,643,206           --                --        2,098,643,206


In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2008 and for the period then ended are:

                           NUMBER OF        SHARES           SHARES                       INCOME       REALIZED LOSS ON
                             SHARES   PURCHASED FOR THE   SOLD FOR THE    NUMBER OF   EARNED FOR THE  SHARES SOLD DURING
                            HELD AT      THREE MONTHS     THREE MONTHS   SHARES HELD   THREE MONTHS    THE THREE MONTHS
FUND                        9/30/08     ENDED 12/31/08   ENDED 12/31/08  AT 12/31/08  ENDED 12/31/08    ENDED 12/31/08
----                       ---------  -----------------  --------------  -----------  --------------  ------------------
Financial Select Sector
  SPDR Fund..............  3,182,921      1,752,820         1,727,602     3,208,139      $783,380        $(49,684,552)
                            MARKET VALUE AT   DIVIDENDS
                           THE THREE MONTHS   RECEIVABLE
FUND                        ENDED 12/31/08   AT 12/31/08
----                       ----------------  -----------
Financial Select Sector
  SPDR Fund..............    $126,176,107      $783,380

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at December 31, 2008 and for the period then ended are:

                                                      SHARES            SHARES                         INCOME
                                   NUMBER OF    PURCHASED FOR THE    SOLD FOR THE     NUMBER OF    EARNED FOR THE
                                  SHARES HELD      THREE MONTHS      THREE MONTHS    SHARES HELD    THREE MONTHS
FUND                               AT 9/30/08     ENDED 12/31/08    ENDED 12/31/08   AT 12/31/08   ENDED 12/31/08
----                              -----------   -----------------   --------------   -----------   --------------
Consumer Discretionary Select
  Sector SPDR Fund..............   82,798,119       212,288,772        213,002,374    82,084,517     $  542,332
Consumer Staples Select Sector
  SPDR Fund.....................   34,058,860     1,162,162,775      1,086,155,522   110,066,113        735,228
Energy Select Sector SPDR Fund..  168,200,865       713,202,270        752,021,403   129,381,732        469,659
Financial Select Sector SPDR
  Fund..........................  579,442,400     2,024,246,772      1,810,008,502   793,680,670      2,788,765
Health Care Select Sector SPDR
  Fund..........................   21,166,240       893,615,183        774,849,070   139,932,353        361,135
Industrial Select Sector SPDR
  Fund..........................   72,405,399       343,912,232        335,253,115    81,064,516        309,315
Materials Select Sector SPDR
  Fund..........................   61,473,612       429,560,082        391,590,188    99,443,506        623,193
Technology Select Sector SPDR
  Fund..........................   83,077,896       932,576,302        866,823,057   148,831,141        443,519
Utilities Select Sector SPDR
  Fund..........................  133,480,013       319,855,956        313,064,939   140,271,030        356,966


AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2008 were as follows:

                                                              GROSS           GROSS        NET UNREALIZED
                                                           UNREALIZED      UNREALIZED       APPRECIATION
FUND                                    IDENTIFIED COST   APPRECIATION    DEPRECIATION     (DEPRECIATION)
----                                    ---------------   ------------   --------------   ---------------
Consumer Discretionary Select Sector
  SPDR Fund...........................  $ 1,191,095,821    $   423,203   $  440,298,321   $  (439,875,118)
Consumer Staples Select Sector SPDR
  Fund................................    2,910,405,774      3,262,790      571,325,872      (568,063,082)
Energy Select Sector SPDR Fund........    7,036,700,732      1,294,052    2,426,200,301    (2,424,906,249)
Financial Select Sector SPDR Fund.....   11,063,111,251     21,074,128    2,531,741,470    (2,510,667,342)
Health Care Select Sector SPDR Fund...    3,000,896,762      1,794,228      800,890,953      (799,096,725)
Industrial Select Sector SPDR Fund....    2,026,666,575             --      781,442,558      (781,442,558)
Materials Select Sector SPDR Fund.....    1,707,601,529          8,925      649,408,850      (649,399,925)
Technology Select Sector SPDR Fund....    3,271,463,321        272,463    1,277,929,404    (1,277,656,941)
Utilities Select Sector SPDR Fund.....    2,862,946,927             --      764,303,721      (764,303,721)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Funds' website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By:      /s/ Gary L. French
         -------------------
         Gary L. French
         President

By:      /s/ Chad C. Hallett
         -------------------
         Chad C. Hallett
         Treasurer

Date:    February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Gary L. French
         -------------------
         Gary L. French
         President

By:      /s/ Chad C. Hallett
         -------------------
         Chad C. Hallett
         Treasurer

Date:    February 20, 2009